DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - 3 months ended Mar. 31, 2023 € in Millions, £ in Millions, kr in Millions, $ in Millions	USD ($) t	EUR (€)	GBP (£)	SEK (kr)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 56.0	€ 319.6	£ 12.8
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 700.0			kr 22.0
Bunker fuel hedges
Derivative [Line Items]
Nonmonetary notional amount (in metric tons)	19,100